Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Summary of intangible assets, net

The following is a summary of intangible assets, net (in thousands):

	As of December 31, 2021
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB	RMB	RMB
Software	3,083	(961)	2,122
License	54,904	(44,839)	10,065
Content	31,500	(3,150)	28,350
Brand name	25,000	(950)	24,050
Technology	4,000	(280)	3,720
Others	9	(8)	1
Total	118,496	(50,188)	68,308

	As of December 31, 2022
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB	RMB	RMB
Software	3,192	(1,322)	1,870
License	54,904	(54,904)	—
Content	38,300	(9,903)	28,397
Brand name	48,000	(4,217)	43,783
Technology	7,500	(1,313)	6,187
Others	9	(9)	—
Total	151,905	(71,668)	80,237

Summary of estimated amortization expense for intangible assets subject to amortization

As of December 31, 2022, estimated amortization expense for intangible assets subject to amortization is as follows (in thousands):

RMB
2023	14,268
2024	14,268
2025	14,268
2026	10,838
2027	6,482
Thereafter	20,113
Total	80,237